Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 15,142	$ 14,053	$ 5,500
State	3,470	3,103	1,132
Current, total	18,612	17,156	6,632
Deferred:
Federal	(1,599)	(7,350)	(172)
State	(227)	(2,290)	204
Deferred, total	(1,826)	(9,640)	32
Total Expense (Benefit)	$ 16,786	$ 7,516	$ 6,664